Condensed Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in Shares)	5,000,000	5,000,000	5,000,000
Preference shares, shares issued (in Shares)	0	0	0
Preference shares, shares outstanding (in Shares)	0	0	0
Class A Ordinary Shares
Ordinary shares, subject to possible redemption, shares issued (in Shares)	17,250,000	17,250,000	17,250,000
Ordinary shares, subject to possible redemption, shares outstanding (in Shares)	17,250,000	17,250,000	17,250,000
Ordinary shares, redemption value, per share (in Dollars per share)	$ 10.83	$ 10.54	$ 10.12
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued (in Shares)	748,375	748,375	748,375
Ordinary shares, shares outstanding (in Shares)	748,375	748,375	748,375
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued (in Shares)	6,118,000	6,118,000	6,118,000
Ordinary shares, shares outstanding (in Shares)	6,118,000	6,118,000	6,118,000